13. Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Tax penalty payable	$ 2,780	$ 2,780
Other payable	3,787	5,024
Other tax payables	972	296
Accrued expense	120	707
Other accrual and payables	831	370
Total accrued liabilities	$ 8,490	$ 9,177